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                     SUPPLEMENT DATED SEPTEMBER 24, 1999 TO

                       PROSPECTUS DATED JULY 1, 1999 FOR

                        MODIFIED SINGLE PREMIUM DEFERRED

                           VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                       NATIONWIDE LIFE INSURANCE COMPANY

                                  THROUGH ITS

                        NATIONWIDE VARIABLE ACCOUNT - 9


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS CHANGED TO:

                      Credit Suisse Asset Management, LLC


2. THE FOLLOWING UNDERLYING MUTUAL FUND WILL NOT BE AVAILABLE AS AN INVESTMENT OPTION FOR NEW ANNUITY APPLICATIONS RECEIVED ON OR AFTER SEPTEMBER 27, 1999, OR APPLICATIONS RECEIVED BY NATIONWIDE'S HOME OFFICE PRIOR TO SEPTEMBER 27, 1999 THAT WERE NOT IN GOOD ORDER:

             Warburg Pincus Trust - International Equity Portfolio

   CURRENT CONTRACTS ARE NOT AFFECTED BY THIS CHANGE.


3. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" IN YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

   NATIONWIDE SEPARATE ACCOUNT TRUST
   Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subsidiaries for each of the Funds continue to manage the Funds after the transfer to VMF.